Expense Example {- Fidelity® Dividend Growth Fund} - 07.31 Fidelity Dividend Growth Fund K PRO-09 - Fidelity® Dividend Growth Fund - Fidelity Dividend Growth Fund-Class K	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493